Condensed Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (6,815)	$ 43,095
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion, and amortization	44,245	32,567
Accretion of asset retirement obligations	1,975	1,642
Amortization of debt discount and issue costs	6,383	3,935
Stock-based compensation	2,648	2,870
Deferred income tax expense	2,236
Loss on sale or disposal of property, plant and equipment		318
Write-off of deferred financing costs	740
Changes in operating assets and liabilities:
Receivables	38,568	(15,588)
Inventories	(10,156)	4,538
Prepaid royalties and other current assets	(878)	991
Restricted cash	(6,010)	47,042
Other assets	(4,991)	(830)
Accounts payable	12,512	(7,061)
Accrued salaries, wages, and employee benefits	1,369	3,507
Accrued taxes	(21)	1,004
Other current liabilities	4,339	(1,126)
Workers' compensation benefits	1,937	1,505
Black lung benefits	1,881	1,823
Pension obligations	(971)	(1,949)
Asset retirement obligations	(2,123)	(461)
Other liabilities	(70)	11
Net cash provided by operating activities	86,798	117,833
Cash flows from investing activities:
Additions to property, plant, and equipment	(58,306)	(34,113)
Payment for acquisition, net of cash acquired	(515,962)
Net cash used in investing activities	(574,268)	(34,113)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	505,000
Repayment of long-term debt	(150,000)
Net proceeds from issuance of common stock	170,545
Debt issuance costs	(13,768)	(1,346)
Net cash provided by (used in) financing activities	511,777	(1,346)
Increase in cash	24,307	82,374
Cash and cash equivalents at beginning of period	180,376	107,931
Cash and cash equivalents at end of period	$ 204,683	$ 190,305